INVESTMENTS IN EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of equity securities

	2025	2024
Balance at start of the year	3,736	5,104
Unrealized loss*	(39)	(854)
Foreign currency translation gain/(loss)	449	(514)
Balance at the end of year	4,146	3,736

*Balances included in "Loss on investments in debt and equity securities" in the Consolidated Statements of Operations.